Income Taxes - Income from Continuing and Discontinued Operations Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	$ 560,446	$ 636,584	$ 580,893
Domestic (Israel) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	123,707	290,946	250,979
Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	$ 436,739	$ 345,638	$ 329,914